EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) funded_defined_benefit_pension_plan shares	Mar. 31, 2022 CAD ($) shares
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Letters of credit outstanding	$ 56.5	$ 67.0
Post-employment benefits, expense (gain)	$ 38.5	$ 40.7
Number of common shares in the pension plan assets (in shares) | shares	0	0
Average duration of the defined benefit obligation (in years)	16 years
Change in significant assumptions (in percent)	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ 20.9	$ 17.9
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	5.8	7.7
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	8.5	9.8
Finance expense
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	3.3	5.3
Capitalized pension costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ 3.2	$ 1.7